Cover	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	20-F
Document Annual Report	true
Document Period End Date	Dec. 31, 2020
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39240
Entity Registrant Name	GFL ENVIRONMENTAL INC.
Entity Address, Address Line One	100 New Park Place,
Entity Address, Address Line Two	Suite 500,
Entity Address, City or Town	Vaughan,
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	L4K 0H9
Entity Address, Country	CA
Entity Incorporation, State or Country Code	A6
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Document Fiscal Year Focus	2020
Entity Central Index Key	0001780232
Document Fiscal Period Focus	FY
Document Registration Statement	false
Subordinate voting shares
Document Information [Line Items]
Trading Symbol	GFL
Title of 12(b) Security	Subordinate voting shares
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	314,300,421
Tangible equity units
Document Information [Line Items]
Trading Symbol	GFLU
Title of 12(b) Security	Tangible equity units
Security Exchange Name	NYSE
Multiple voting shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	12,062,964
Series A perpetual convertible preferred shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	28,571,428
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	100 New Park Place,
Entity Address, Address Line Two	Suite 500,
Entity Address, City or Town	Vaughan,
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	L4K 0H9
Contact Personnel Name	Patrick Dovigi
City Area Code	905
Local Phone Number	326-0101